Share-based compensation - Performance-Based Restricted stock units - Cost related to non-vested awards (Details) - PRSUs $ in Thousands	Dec. 31, 2024 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2025	$ 412
2026	254
2027	37
Total	$ 703